COMMITMENTS AND CONTINGENCIES (Legal Proceedings) (Details)	1 Months Ended	12 Months Ended
	May 31, 2005 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2012 Netherlands [Member] Patent Infringements [Member]	Dec. 31, 2012 Trebuchet Capital Partners Limited Liability Company [Member] Patents [Member]	Dec. 31, 2012 European Central Bank [Member] Germany [Member] USD ($)	Dec. 31, 2012 European Central Bank [Member] Germany [Member] EUR (€)	Dec. 31, 2012 European Central Bank [Member] Netherlands [Member] USD ($)	Dec. 31, 2012 European Central Bank [Member] Netherlands [Member] EUR (€)	Dec. 31, 2012 European Central Bank [Member] Luxembourg [Member] USD ($)	Dec. 31, 2012 European Central Bank [Member] Luxembourg [Member] EUR (€)
COMMITMENTS AND CONTINGENCIES
Transfer of patent rights, title and interest					49.00%
Attorneys and court fees	$ 500,000	$ 40,000				$ 236,000	€ 178,000	$ 231,000	€ 175,000	$ 124,000	€ 93,752
Number of security printing entities sued				2
Money damages sought from Coupons.com			$ 10,000,000